Fixed Income Securities, L.P.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                   May 11, 2007



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

        Re:   The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasurey
                   Securities, Series E-H and J-L (the "Fund")
              File Nos. 33-21320, 33-28038, 33-34403, 33-39606, 33-49519,
                 33-53085 and 333-76661   CIK #782707, 782708, 782709,
                        782711, 891766, 891767 and 891768

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 22, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on April 27, 2007.

                                Very truly yours,




                                FIXED INCOME SECURITIES, L.P.

DMS #2050955